Consolidated Statements of Earnings - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 15,912,673	$ 14,676,152
Operating expenses
Costs of services, selling and administrative	13,301,045	12,259,730
Restructuring, acquisition and related integration costs	285,031	96,929
Net finance costs	83,692	27,889
Net foreign exchange loss	715	653
Operating expenses	13,670,483	12,385,201
Earnings before income taxes	2,242,190	2,290,951
Income tax expense	583,905	598,236
Net earnings	$ 1,658,285	$ 1,692,715
Earnings per share
Basic earnings per share (CAD per share)	$ 7.45	$ 7.42
Diluted earnings per share (CAD per share)	$ 7.35	$ 7.31